As filed with the Securities and Exchange Commission on May 11, 2012

Securities Act File No. 33-79180

Investment Company Act File No. 811-08518

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 26	☒

GABELLI GOLD FUND, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center,

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Sonia K. Kothari, Esq.	Michael R. Rosella Esq.
Gabelli Gold Fund, Inc.	Paul Hastings LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022-3205

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI GOLD FUND, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye, and State of New York, on the 11th day of May, 2012.

GABELLI GOLD FUND, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 25 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli*	Chairman of the Board	May 11, 2012
Mario J. Gabelli

/s/ Bruce N. Alpert	President and Secretary	May 11, 2012
Bruce N. Alpert	(Principal Executive Officer)

/s/ Agnes Mullady	Treasurer	May 11, 2012
Agnes Mullady	(Principal Financial and Accounting Officer)

E. Val Cerutti*	Director	May 11, 2012
E. Val Cerutti

Anthony J. Colavita*	Director	May 11, 2012
Anthony J. Colavita

Werner J. Roeder*	Director	May 11, 2012
Werner J. Roeder

Anthonie C. van Ekris*	Director	May 11, 2012
Anthonie C. van Ekris

Salvatore J. Zizza*	Director	May 11, 2012
Salvatore J. Zizza

Daniel E. Zucchi*	Director	May 11, 2012
Daniel E. Zucchi

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase